Derivative Warrant Liabilities - Schedule of Derivative Warrant Liability (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [abstract]
Number of shares, Opening balance	3,499	3,322	3,499
Amount, Opening balance	$ 595,358	$ 200,096	$ 901,608
Number of shares, Warrant exchange			(177)
Amount, Warrant exchange			$ (6,996)
Number of shares, Fair value gain (loss)
Amount, Fair value gain (loss)	$ 306,250	$ 15,380	$ (694,516)	$ 306,250
Number of shares, Balance ending	3,499	3,322	3,322	3,499
Amount, Balance ending	$ 901,608	$ 215,476	$ 200,096	$ 901,608